Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss	$ (14,525)	$ (19,554)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	372	488
Stock-based compensation expense, net	862	1,314
Change in fair value of warrant liability	(11,827)	0
Financing expense	9,247	0
Net realized and unrealized gains on marketable securities	124	13
Changes in operating assets and liabilities:
Accounts receivable	(656)	155
Inventory	140	(143)
Other current assets	(68)	(91)
Other assets and liabilities	(96)	186
Accounts payable and accrued expenses	1,278	(211)
Net cash used in operating activities	(15,149)	(17,843)
Investing activities:
Purchases of marketable securities	0	(18,850)
Proceeds from sales of marketable securities	14,850	3,350
Purchase of property and equipment	(122)	(219)
Net cash provided by (used in) investing activities	14,728	(15,719)
Financing activities:
Proceeds from public stock offerings, net	9,449	27,896
Proceeds from warrant exercises	0	1
Payments on finance lease liability	(26)	(26)
Net cash provided by (used in) financing activities	9,423	27,871
Effect of exchange rate changes on cash	(7)	(4)
Net increase (decrease) in cash and cash equivalents	8,995	(5,695)
Cash and cash equivalents - beginning of period	8,742	14,437
Cash and cash equivalents - end of period	17,737	8,742
Supplemental schedule of non-cash activities
Inventory transferred to property, plant and equipment	42	257
Operating right-of-use asset recorded as an operating lease liability	0	901
Supplemental cash flow information
Cash paid for income taxes	$ 9	$ 11